Schedule of investments
Delaware Growth and Income Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.72%
Communication Services — 10.66%
AT&T	1,191,940	$ 19,011,443
Comcast Class A	833,572	34,634,916
Meta Platforms Class A †	147,846	42,428,845
Verizon Communications	849,156	31,580,112
		127,655,316
Consumer Discretionary — 10.37%
AutoZone †	3,498	8,721,773
Booking Holdings †	1,768	4,774,183
Chipotle Mexican Grill †	2,351	5,028,789
Ford Motor	1,228,032	18,580,124
Gap	625,192	5,582,965
Lowe's	69,220	15,622,954
Macy's	938,781	15,067,435
Tapestry	205,381	8,790,307
TJX	495,820	42,040,578
		124,209,108
Consumer Staples — 5.05%
Altria Group	426,457	19,318,502
Philip Morris International	421,074	41,105,244
		60,423,746
Energy — 13.26%
APA	110,705	3,782,790
ConocoPhillips	362,373	37,545,467
Exxon Mobil	601,052	64,462,827
Marathon Petroleum	202,643	23,628,174
Ovintiv	47,091	1,792,754
PDC Energy	219,726	15,631,308
Valero Energy	101,641	11,922,489
		158,765,809
Financials — 24.74%
American Financial Group	84,983	10,091,731
American International Group	234,472	13,491,519
Bank of New York Mellon	120,000	5,342,400
Blackstone	280,115	26,042,291
Charles Schwab	298,994	16,946,980
Discover Financial Services	46,625	5,448,131
Evercore Class A	115,717	14,301,464
F&G Annuities & Life	24,807	614,717
Fidelity National Financial	465,591	16,761,276
KeyCorp	287,575	2,657,193
Lincoln National	405,021	10,433,341
Mastercard Class A	11,036	4,340,459
MetLife	537,989	30,412,518
Old Republic International	588,565	14,814,181
OneMain Holdings	380,988	16,645,366
PayPal Holdings †	70,063	4,675,304
PNC Financial Services Group	165,128	20,797,872
Rithm Capital	1,360,045	12,716,421
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Synchrony Financial	740,278	$ 25,110,230
Truist Financial	642,869	19,511,074
Unum Group	206,478	9,849,001
Western Union	1,296,400	15,206,772
		296,210,241
Healthcare — 19.13%
Bristol-Myers Squibb	696,082	44,514,444
Cigna Group	135,586	38,045,432
CVS Health	294,558	20,362,794
Gilead Sciences	547,409	42,188,812
Johnson & Johnson	146,851	24,306,777
McKesson	13,364	5,710,571
Merck & Co.	434,727	50,163,148
Pfizer	102,329	3,753,428
		229,045,406
Industrials — 3.71%
Emerson Electric	183,935	16,625,885
Honeywell International	117,878	24,459,685
Raytheon Technologies	33,746	3,305,758
		44,391,328
Information Technology — 12.61%
Broadcom	27,879	24,183,081
Cisco Systems	992,594	51,356,814
Cognizant Technology Solutions Class A	220,141	14,370,805
HP	403,921	12,404,414
KLA	8,363	4,056,222
Microchip Technology	94,924	8,504,241
Motorola Solutions	123,137	36,113,619
		150,989,196
Real Estate — 0.19%
Opendoor Technologies †	574,652	2,310,101
		2,310,101
Total Common Stocks (cost $1,024,544,237)		1,194,000,251

Short-Term Investments — 0.28%
Money Market Mutual Funds — 0.28%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	829,857	829,857
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	829,858	829,858
NQ- FI1 [0623] 0823 (3054846)    1

Schedule of investments
Delaware Growth and Income Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	829,858	$ 829,858
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	829,858	829,858
Total Short-Term Investments (cost $3,319,431)		3,319,431

Total Value of Securities—100.00% (cost $1,027,863,668)		1,197,319,682
Liabilities Net of Receivables and Other Assets—(0.00%)		(44,230)
Net Assets Applicable to 87,595,117 Shares Outstanding—100.00%		$1,197,275,452

†	Non-income producing security.

2    NQ- FI1 [0623] 0823 (3054846)